Stock-Based Compensation (Details) - Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software [Line Items]
Compensation expense	$ 2,792	$ 430	$ 5,794	$ 1,378
Research and development
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software [Line Items]
Compensation expense	682	99	959	349
Sales and marketing
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software [Line Items]
Compensation expense	177	110	361	323
General and administrative
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software [Line Items]
Compensation expense	$ 1,933	$ 221	$ 4,474	$ 706